EQUITY ACCOUNTED INVESTMENTS - Equity Accounted Investment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of associates [line items]
Additions	$ 306	$ 0
AEL
Disclosure of associates [line items]
Balance, beginning of period	344	0
Additions	254	0
Share of net income	63	0
Share of other comprehensive income	(316)	0
Balance, end of period	345	0
Joint Ventures And Other Limited Partnership Interests
Disclosure of associates [line items]
Balance, beginning of period	0	0
Additions	55	0
Acquisition from business combination	1,402	0
Share of net income	23	0
Distributions received	(41)	0
Balance, end of period	$ 1,439	$ 0